SHORT-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2022
SHORT-TERM INVESTMENTS
Summary of short-term investments

	As of December 31,
	2021	2022

	(HK$ in thousands)

Treasury bills	—	666,883
Money market funds	1,169,741	7,911
Financial assets at fair value through profit or loss	—	270
Total	1,169,741	675,064